Schedule of Unaudited Proforma Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Business Acquisition [Line Items]
Total revenue	$ 175,706	$ 153,748
Net loss after tax	(737,269)	(61,714)
Subscription [Member]
Business Acquisition [Line Items]
Total revenue	61,836	48,309
Services [Member]
Business Acquisition [Line Items]
Total revenue	$ 113,870	$ 105,439